CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2018	Nov. 30, 2016
Stockholders' equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Share capital, shares authorized (in shares)	300,000,000	300,000,000
Share capital, shares issued (in shares)	138,562,173	138,562,173
Share Capital, shares outstanding (in shares)	137,467,078	138,562,173